EMPLOYEE EQUITY INCENTIVE AWARDS (Awards Outstanding by Exercise Price) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
Jun. 30, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Awards outstanding	1,707,773
Weighted average remaining contractual life years	2.15
Aggregate intrinsic value	$ 59,151 [1]
Awards exercisable	531,078
Weighted average remaining contractual life years	2.98
$0.01 (RSUs) [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 0.01
Maximum exercise price	$ 0.01
Awards outstanding	1,027,188
Weighted average remaining contractual life years	1.49
Aggregate intrinsic value	41,129
Awards exercisable
Weighted average remaining contractual life years
$ 2.81 - $3.12 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 2.81
Maximum exercise price	$ 3.12
Awards outstanding	59,346
Weighted average remaining contractual life years	1.32
Aggregate intrinsic value	2,206
Awards exercisable	59,346
Weighted average remaining contractual life years	1.32
$ 10.33 - $12.23 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 10.33
Maximum exercise price	$ 11.97
Awards outstanding	94,202
Weighted average remaining contractual life years	4.17
Aggregate intrinsic value	2,696
Awards exercisable	52,620
Weighted average remaining contractual life years	4.19
$ 13.45 - $16.62 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 13.45
Maximum exercise price	$ 16.62
Awards outstanding	527,037
Weighted average remaining contractual life years	3.16
Aggregate intrinsic value	$ 13,120
Awards exercisable	419,112
Weighted average remaining contractual life years	3.06

[1]	Includes (i) 680,585 stock options with weighted average exercise price of $13.56, with weighted average remaining contractual term of 3.14 years and with aggregate intrinsic value of $18,022 ; and (ii) 1,027,188 RSUs, with weighted average remaining contractual term of 1.49 years and with aggregate intrinsic value of $41,129.